CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES PAYABLE
Schedule of Convertible Note Payable,Related Party
	March 31,	December 31,
	2023	2022
Convertible note payable, due on November 1, 2026, interest at 3.5% p.a.	$4,000,000	$4,000,000
Accrued interest	35,000	261,537
Convertible note payable, net	$4,035,000	$4,261,537

	December 31,	December 31,
	2022	2021
Convertible note payable, due on November 1, 2026, interest at 3.5% p.a.	$4,000,000	$4,000,000
Accrued interest	261,537	299,037
Convertible note payable, net	$4,261,537	$4,299,037

Schedule of Convertible Notes Payable
	March 31,	December 31,
	2023	2022
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a. (1)	$484,478	$484,478
Convertible Note Payable, due on January 27,2032 interest at 3% p.a. (4)	367,931	367,931
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a. (2)	500,000	500,000
Convertible note payable, due on February 10, 2032, interest at 3.0% p. a. (5)	800,000	1,150,000
Convertible note payable, due on December 31, 2034, interest at 3% p.a. (3)	190,000	190,000
Accrued interest (The accrued interest and principal are both included in the captions titled “convertible note payable” in the balance sheet)	18,903	274,442
Total	2,361,312	2,966,851
Less: unamortized debt discount/finance premium costs	(1,061,770)	(1,583,435)
Convertible note payable, net	$1,299,542	$1,383,416

	December 31,	December 31,
	2022	2021
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a.	$484,478	$484,478
Convertible Note Payable, due on October 1, 2022, interest at 6% p.a.	-	1,110,000
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a.	500,000	500,000
Convertible note payable, due on December 31, 2034, interest at 3% p.a.	190,000	190,000
Convertible Note payable due January 27, 2032 interest at 3% p.a.	367,931	-
Convertible note payable, due on February 10, 2032, interest at 3.0% p.a.	1,150,000	-
Accrued interest (The accrued interest and principal are both included in the captions titled “convertible note payable” in the balance sheet)	274,442	209,685
Total	2,966,851	2,494,163
Less: unamortized debt discount/finance premium costs	(1,583,435)	(605,640)
Convertible note payable, net	$1,383,416	$1,888,523